PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 24,889	$ 3,863
Property plant and equipment net	$ 96,129	$ 117,499